Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income tax		$ (52,000)
Previously Reported [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax
Deferred tax asset valuation allowance					3,600,000	8,039,000
Previously Reported [Member] | Minimum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax asset valuation allowance						4,439,000
Previously Reported [Member] | Maximum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax asset valuation allowance						8,039,000
Previously Reported [Member] | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards						150,000
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax	$ 52,000		$ 52,000
Domestic Tax Jurisdiction [Member] | Previously Reported [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards					6,149,000	19,452,000
State and Local Jurisdiction [Member] | Previously Reported [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards					$ 2,453,000	$ 23,100,000